Segregated Funds - Changes in Investment Contracts for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	$ 23,139	$ 26,079
Deductions from segregated funds:
Balance as at December 31	19,041	23,139
Investments for account of segregated fund holders
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	102,153	113,917
Additions to segregated funds:
Deposits	11,510	11,542
Net realized and unrealized gains (losses)	3,995	(15,359)
Other investment income	7,854	4,029
Total additions	23,359	212
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	10,793	11,049
Management fees	687	697
Taxes and other expenses	49	43
Foreign exchange rate movements	(76)	187
Total deductions	11,453	11,976
Reinsurance And Investment Contract Liabilities, Net Additions (Deductions)	11,906	(11,764)
Dispositions (Note 3)	(4,648)	0
Balance as at December 31	$ 109,411	$ 102,153